Schedule of Secured Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	$ 21,240	$ 18,345	$ 21,987
Book value of loans which served as collateral	35,365	29,242
Shuman [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	125	125	1,325
Book value of loans which served as collateral	527	566
Jeff Eppinger [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	1,500	1,500	1,500
Book value of loans which served as collateral	3,586	3,328
Gary Zentner [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender			250
R. Scott Summers [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	847	847	847
Book value of loans which served as collateral	1,606	1,475
John C Solomon [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	563	563	563
Book value of loans which served as collateral	993	1,139
Swanson [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender		6,841	6,685
Judith Y Swanson [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	7,000	6,841
Book value of loans which served as collateral	11,009	9,803
Builder Finance [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	4,905	2,969	5,919
Book value of loans which served as collateral	6,771	4,847
S.K. Funding, LLC [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender	6,300	5,500	3,898
Book value of loans which served as collateral	$ 10,873	8,084
Hardy Enterprises, Inc. [Member]
Variable Interest Entity [Line Items]
Due from shepherd's finance to loan purchaser or lender			1,000
Asset Pledged as Collateral with Right [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		29,242	30,051
Asset Pledged as Collateral with Right [Member] | Shuman [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		566	1,916
Asset Pledged as Collateral with Right [Member] | Jeff Eppinger [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		3,328	2,206
Asset Pledged as Collateral with Right [Member] | Gary Zentner [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral			424
Asset Pledged as Collateral with Right [Member] | R. Scott Summers [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		1,475	1,259
Asset Pledged as Collateral with Right [Member] | John C Solomon [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		1,139	743
Asset Pledged as Collateral with Right [Member] | Swanson [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		9,803	9,381
Asset Pledged as Collateral with Right [Member] | Builder Finance [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		4,847	7,981
Asset Pledged as Collateral with Right [Member] | S.K. Funding, LLC [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral		8,084	4,551
Asset Pledged as Collateral with Right [Member] | Hardy Enterprises, Inc. [Member]
Variable Interest Entity [Line Items]
Book Value of Loans which Served as Collateral			$ 1,590